Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
Schedule of property, plant and equipment, net
	December 31, 2022	December 31, 2021
Property and buildings	$16,676,800	$15,469,040
Machinery and equipment	1,481,983	1,594,700
Transportation vehicles	774,619	744,885
Office and electronic equipment	159,069	155,685
Leasehold improvement	43,519	-
Subtotal	19,135,990	17,964,310
Construction in progress (“CIP”)	-	2,584,252
Less: accumulated depreciation	(3,413,535)	(3,255,669)
Impairment of fixed assets	(7,000,020)	(7,585,291)
Property, plant and equipment, net	$8,722,435	$9,707,602